Long-Term Payables (Details) - Schedule of Long-Term Payables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long-Term Payables [Abstract]
Opening balance	$ 109,435,141
Addition		109,435,141
Repayment during the year	(6,999,939)
Closing balance	$ 102,435,202	$ 109,435,141